Derivative Liabilities (Details) - Schedule of option pricing models		1 Months Ended			12 Months Ended
	Mar. 12, 2021	Jul. 29, 2021	Feb. 23, 2021	Feb. 05, 2021	Dec. 31, 2022
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	0.68%	0.37%	0.59%
Expected term in years	3 years 10 months 2 days	3 years	5 years
Expected volatility	85.00%	85.00%	85.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate				0.00%	2.30%
Expected term in years				7 days	1 year 7 months 2 days
Expected volatility				120.00%	76.00%
Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate				0.14%	4.50%
Expected term in years				2 months 4 days	3 years 10 months 24 days
Expected volatility				161.00%	105.00%